Accrued expenses and other current liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Accrued expenses and other current liabilities
Payroll payable	$ 316,076	$ 277,383
Interest payable	113,295	0
Accrued expenses	5,554	26,050
Accrued expenses and other current liabilities	$ 434,925	$ 303,433